Capital Stock (Tables)	12 Months Ended
Mar. 31, 2025
Share-Based Compensation Expense
Share-Based Compensation Expense.
 The Company recognized the following share-based compensation expense during the fiscal years ended March 31, 2025, 2024, and 2023:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Compensation Expense:
Stock options	$0.8	$1.7	$2.3
Restricted share units and other share-based compensation	27.7	37.7	39.3
Share appreciation rights	0.6	0.4	0.9

Total Legacy Lionsgate Studios employee share-based compensation expense	29.1	39.8	42.5
Corporate allocation of share-based compensation	23.9	15.0	26.7

	53.0	54.8	69.2
Impact of accelerated vesting on equity awards (1)	4.9	7.7	4.2

Total share-based compensation expense	57.9	62.5	73.4
Tax impact (2)	(14.0)	(15.1)	(17.8)

Reduction in net income	$43.9	$47.4	$55.6

(1)	Represents the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements prior to the Studio Separation.
(2)	Represents the income tax benefit recognized in the statements of operations for share-based compensation arrangements prior to the effects of changes in the valuation allowance.

Share-based compensation expense, by expense category, consisted of the following:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Share-Based Compensation Expense:
General and administration	$53.0	$54.8	$69.2
Restructuring and other	4.9	7.7	4.2

	$57.9	$62.5	$73.4

Stock Options Granted Valuation Assumptions
The fair value of each option award is estimated on the date of grant using a closed-form option valuation model (Black-Scholes). The following table presents the weighted average grant-date fair value of options granted in the fiscal years ended March 31, 2025, 2024, and 2023, and the weighted average applicable assumptions used in the Black-Scholes option-pricing model for stock options and share-appreciation rights granted during the years then ended:

	Year Ended March 31,
	2025	2024	2023
Weighted average fair value of grants	$3.87	$4.63	$4.56
Weighted average assumptions:
Risk-free interest rate (1)	4.2%	4.3% - 4.5%	2.8% - 3.7%
Expected option lives (in years) (2)	7 years	3.3 - 7 years	3.5 - 7 years
Expected volatility for options (3)	47%	46% - 47%	44%
Expected dividend yield (4)	0%	0%	0%

(1)	The risk-free rate assumed in valuing the options is based on the U.S. Treasury Yield curve in effect applied against the expected term of the option at the time of the grant.
(2)	The expected term of options granted represents the period of time that options granted are expected to be outstanding.
(3)	Expected volatilities are based on implied volatilities from traded options on the Company’s shares, historical volatility of the Company’s shares and other factors.
(4)	The expected dividend yield is estimated by dividing the expected annual dividend by the market price of the Company’s shares at the date of grant.

Restricted Share Units Award Activity
The following table sets forth the restricted share unit and restricted stock activity on grants related directly to Company employees and Old Lionsgate corporate and shared service employees during the fiscal year ended March 31, 2025:

	Restricted Share Units and Restricted Stock
	Old Lions Gate Class A Voting Shares		Old Lions Gate Class B Non-Voting Shares
	Number of Shares	Weighted-Average Grant-Date Fair Value	Number of Shares	Weighted-Average Grant-Date Fair Value
	(Amounts in millions, except for weighted-average grant date fair value)
Outstanding at March 31, 2024	0.1	$9.27	9.8	$8.93
Granted	0.1	$8.20	8.2	$7.98
Vested	(0.1)	$9.20	(5.9)	$8.83
Forfeited	—	—	(1.0)	$8.32

Outstanding at March 31, 2025	0.1	$8.39	11.1	$8.17

Unrecognized Compensation Cost, Nonvested Awards
The following table summarizes the total remaining unrecognized compensation cost as of March 31, 2025 related to non-vested
stock options and restricted stock and restricted share units and the weighted average remaining years over which the cost will be recognized:

	Total Unrecognized Compensation Cost	Weighted Average Remaining Years
	(Amounts in millions)
Stock Options	$0.9	0.7
Restricted Share Units and Restricted Stock	45.1	1.5

Total (1)	$46.0

(1)	Represents remaining unrecognized compensation cost related to the Company’s employees and an allocation of compensation costs for Old Lionsgate corporate and shared service employees.

Schedule of Stock Option, SARs, Restricted Stock and Restricted Share Unit Activity
The following table sets forth the stock option, and share appreciation rights (“SARs”) at Old Lionsgate for grants related directly to the Company employees and Old Lionsgate corporate and shared service employees during the fiscal year ended March 31, 2025:

	Stock Options and SARs
	Old Lions Gate Class A Voting Shares				Old Lions Gate Class B Non-Voting Shares
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (2)	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (2)
	(Amounts in millions, except for weighted-average exercise price and years)
Outstanding at March 31, 2024	2.4	$22.96			17.1	$13.92
Granted	—	$—			— (1)	$7.12
Exercised	—	$—			(0.1)	$5.50
Forfeited or expired	(0.1)	$20.26			(2.2)	$14.64

Outstanding at March 31, 2025	2.3	$23.10	1.51	$0.1	14.8	$13.86	4.22	$0.6

Vested or expected to vest at March 31, 2025	2.3	$23.10	1.51	$0.1	14.8	$13.87	4.21	$0.6

Exercisable at March 31, 2025	2.3	$23.10	1.51	$0.1	14.5	$13.98	4.14	$0.6

(1)	Represents less than 0.1 million shares.
(2)	The intrinsic value is calculated for each in the money stock option and SAR as the difference between the closing price of Old Lionsgate’s common stock on March 31, 2025 and the exercise price.

LIONS GATE ENTERTAINMENT CORP [Member]
Common Shares Reserved For Future Issuance
The table below outlines common shares reserved for future issuance:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Stock options and share appreciation rights (SARs) outstanding	18.3	20.7
Restricted share units and restricted stock — unvested	14.4	13.4
Common shares available for future issuance	10.5	15.4

Shares reserved for future issuance	43.2	49.5

Share-Based Compensation Expense
Share-Based Compensation Expense.
 The Company recognized the following share-based compensation expense during the years ended March 31, 2025, 2024 and 2023:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Compensation Expense:
Stock options	$0.8	$2.2	$7.0
Restricted share units and other share-based compensation	67.5	77.5	86.8
Share appreciation rights	0.7	1.5	4.0

	69.0	81.2	97.8
Impact of accelerated vesting on equity awards (1)	5.4	9.4	4.2

Total share-based compensation expense	$74.4	$90.6	$102.0
Tax impact (2)	(14.0)	(18.6)	(18.4)

Reduction in net income	$60.4	$72.0	$83.6

(1)	Represents the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.
(2)	Represents the income tax benefit recognized in the statements of operations for share-based compensation arrangements prior to the effects of changes in the valuation allowance.
Share-based compensation expense, by expense category, consisted of the following:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Share-Based Compensation Expense:
Direct operating	$2.9	$2.8	$1.7
Distribution and marketing	0.8	0.8	0.7
General and administration	65.3	77.6	95.4
Restructuring and other	5.4	9.4	4.2

	$74.4	$90.6	$102.0

Stock Options Activity
The following table sets forth the stock option, and share appreciation rights (“SARs”) activity during the year ended March 31, 2025:

	Stock Options and SARs
	Class A Voting Shares				Class B Non-Voting Shares
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
	(Amounts in millions, except for weighted-average exercise price and years)
Outstanding at March 31, 2024	2.4	$22.96			18.3	$13.73
Granted	—	—			— (1)	$7.12
Exercised	—	—			(0.1)	$5.86
Forfeited or expired	(0.1)	$20.26			(2.2)	$14.67

Outstanding at March 31, 2025	2.3	$23.09	1.52	$0.1	16.0	$13.66	4.19	$0.7

Vested or expected to vest at March 31, 2025	2.3	$23.09	1.52	$0.1	15.9	$13.67	4.18	$0.7

Exercisable at March 31, 2025	2.3	$23.09	1.52	$0.1	15.6	$13.77	4.12	$0.7

(1)	Represents less than 0.1 million shares.

Stock Options Granted Valuation Assumptions	The following table presents the weighted average grant-date fair value of options granted in the years ended March 31, 2025, 2024 and 2023, and the weighted average applicable assumptions used in the Black-Scholes option-pricing model for stock options and share-appreciation rights granted during the years then ended:

	Year Ended March 31,
	2025	2024	2023
Weighted average fair value of grants	$3.87	$4.63	$4.56
Weighted average assumptions:
Risk-free interest rate (1)	4.2%	4.3% - 4.5%	2.8% - 3.7%
Expected option lives (in years) (2)	7 years	3.3 - 7 years	3.5 - 7 years
Expected volatility for options (3)	47%	46% - 47%	44%
Expected dividend yield (4)	0%	0%	0%

(1)	The risk-free rate assumed in valuing the options is based on the U.S. Treasury Yield curve in effect applied against the expected term of the option at the time of the grant.
(2)	The expected term of options granted represents the period of time that options granted are expected to be outstanding.
(3)	Expected volatilities are based on implied volatilities from traded options on the Company’s shares, historical volatility of the Company’s shares and other factors.
(4)	The expected dividend yield is estimated by dividing the expected annual dividend by the market price of the Company’s shares at the date of grant.

Restricted Share Units Award Activity
The following table sets forth the restricted share unit and restricted stock activity during the year ended March 31, 2025:

	Restricted Share Units and Restricted Stock
	Class A Voting Shares	Weighted-Average Grant-Date Fair Value	Class B Non-Voting Shares	Weighted-Average Grant-Date Fair Value
	(Amounts in millions, except for weighted-average grant date fair value)
Outstanding at March 31, 2024	0.1	$9.27	13.3	$8.71
Granted	0.1	$8.24	10.5	$7.98
Vested	(0.1)	$9.20	(8.3)	$8.79
Forfeited	—	—	(1.2)	$8.29

Outstanding at March 31, 2025	0.1	$8.39	14.3	$8.16

Unrecognized Compensation Cost, Nonvested Awards
The following table summarizes the total remaining unrecognized compensation cost as of March 31, 2025 related to non-vested
stock options and restricted stock and restricted share units and the weighted average remaining years over which the cost will be recognized:

	Total Unrecognized Compensation Cost	Weighted Average Remaining Years
	(Amounts in millions)
Stock Options	$0.9	0.7
Restricted Share Units and Restricted Stock	57.7	1.5

Total	$58.6